MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® LIFETIME® 2025 FUND
MASSACHUSETTS INVESTORS TRUST	MFS® LIFETIME® 2030 FUND
MFS® ABSOLUTE RETURN FUND	MFS® LIFETIME® 2035 FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® LIFETIME® 2040 FUND
MFS® ALABAMA MUNICIPAL BOND FUND	MFS® LIFETIME® 2045 FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® LIFETIME® 2050 FUND
MFS® BLENDED RESEARCH® CORE EQUITY FUND	MFS® LIFETIME® 2055 FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® LIFETIME® INCOME FUND
MFS® COMMODITY STRATEGY FUND	MFS® LIMITED MATURITY FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® LOW VOLATILITY EQUITY FUND
MFS® CORE EQUITY FUND	MFS® LOW VOLATILITY GLOBAL EQUITY FUND
MFS® CORPORATE BOND FUND	MFS® MANAGED WEALTH FUND
MFS® DIVERSIFIED INCOME FUND	MFS® MARYLAND MUNICIPAL BOND FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® MASSACHUSETTS MUNICIPAL BOND FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® MID CAP GROWTH FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MID CAP VALUE FUND
MFS® EQUITY INCOME FUND	MFS® MISSISSIPPI MUNICIPAL BOND FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® MODERATE ALLOCATION FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® MUNICIPAL INCOME FUND
MFS® GLOBAL BOND FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® GLOBAL GROWTH FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GLOBAL HIGH YIELD FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® GLOBAL LEADERS FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® GLOBAL MULTI-ASSET FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® RESEARCH FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GLOBAL TOTAL RETURN FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® GOVERNMENT SECURITIES FUND	MFS® STRATEGIC INCOME FUND
MFS® GROWTH ALLOCATION FUND	MFS® TECHNOLOGY FUND
MFS® GROWTH FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® HIGH INCOME FUND	MFS® TOTAL RETURN BOND FUND
MFS® HIGH YIELD POOLED PORTFOLIO	MFS® TOTAL RETURN FUND
MFS® INFLATION-ADJUSTED BOND FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® INTERNATIONAL GROWTH FUND	MFS® UTILITIES FUND
MFS® INTERNATIONAL NEW DISCOVERY FUND	MFS® VALUE FUND
MFS® INTERNATIONAL VALUE FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® LIFETIME® 2015 FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND
MFS® LIFETIME® 2020 FUND

1015059                                                                                                                                                               1                                                                                             MFS-APXA-SAI-COMBINED-SUP-060115

Effective June 1, 2015, the Board appointed Brent H. Farmer to serve as Interim Chief Compliance Officer of the MFS Funds, to replace Timothy M. Fagan, who resigned effective May 31, 2015. All references and information related to Mr. Fagan are hereby deleted, and the following information is added to the chart in Appendix A - Trustees and Officers- Identification and Background:

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer(2)	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(3)
Brent H. Farmer age 47	Interim Chief Compliance Officer	June 2015	135	Massachusetts Financial Services Company, Vice President and Director of Corporate Compliance

1015059                                                                                                                                                               2                                                                                             MFS-APXA-SAI-COMBINED-SUP-060115